Share-based payments (Details)							3 Months Ended	6 Months Ended
	Jun. 01, 2024 Option	Mar. 31, 2024 Option € / shares	Mar. 31, 2024 Option $ / shares	Mar. 26, 2024 shares	Mar. 22, 2024 shares	Aug. 14, 2023	Jun. 30, 2024 Option	Jun. 30, 2024 Option
Share-based payments
Right to exercise percentage of vested virtual shares						10.00%
Number of shares issued for exercise of stock options | shares					786,746
Beneficiaries declared the exercise of all their exercisable | shares				786,746
Number of shares received | shares					786,746
New VSOP
Share-based payments
Number of options exercised							0	0
RSU Supervisory Board
Share-based payments
Price per share | (per share)		€ 2.80	$ 3.03
Members of executive board and various key employees | LTIP Stock Options
Share-based payments
Number of RSU awards granted		1,374,824	1,374,824
Executive Board members | LTIP Stock Options
Share-based payments
Number of share options granted	25,000
Supervisory Board members | LTIP Stock Options
Share-based payments
Number of RSU's awarded		199,910	199,910